SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Cash	$ 651,490	$ 741,868
Restricted cash - current	500,000	0
Restricted cash – non-current	140,391	67,821
Total cash and restricted cash	$ 1,291,881	$ 809,689	$ 1,190,616	$ 109,860